United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Brenda Gaidis
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Brenda Gaidis	New York, New York	July 25, 2006

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	$134,557,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1122    22185 SH       Sole                    21935               250
Alcoa Inc.                     COM              013817101      400    12350 SH       Sole                    12000               350
AllianceBernstein Holdings LP  COM              01881g106     1094    17900 SH       Sole                    17400               500
American Express               COM              025816109     1267    23800 SH       Sole                    17800              6000
American International Group   COM              026874107      913    15459 SH       Sole                    14459              1000
BHP Ltd.                       COM              088606108      646    15000 SH       Sole                    15000
BP PLC                         COM              055622104     2058    29570 SH       Sole                    29570
Bank of New York Co.           COM              064057102      724    22500 SH       Sole                    13500              9000
Berkshire Hathaway Inc. Cl B   COM              084670207     1439      473 SH       Sole                      458                15
Boeing Co.                     COM              097023105      264     3218 SH       Sole                      218              3000
Bristol-Myers Squibb           COM              110122108     1024    39600 SH       Sole                    39600
Brookfield Asset Management    COM              112585104     1182    29099 SH       Sole                    24712              4387
Cablevision NY Group           COM              12686c109      510    23769 SH       Sole                    18822              4947
Cardinal Health                COM              14149Y108      265     4119 SH       Sole                     3753               366
Caremark RX, Inc.              COM              141705103      575    11525 SH       Sole                     7675              3850
Cendant Corp.                  COM              151313103     2798   171775 SH       Sole                   138775             33000
Charles Schwab Corp.           COM              808513105     8521   533217 SH       Sole                   439917             93300
ChevronTexaco Corp.            COM              166751107     1700    27400 SH       Sole                    25400              2000
Chicago Mercantile Exchange Ho COM              167760107      491     1000 SH       Sole                                       1000
CitiGroup Inc.                 COM              172967101     6614   137082 SH       Sole                   112759             24323
Coca Cola Co.                  COM              191216100      447    10400 SH       Sole                     7900              2500
Colgate-Palmolive              COM              194162103      299     5000 SH       Sole                     5000
Comcast Class A Special        COM              200300200     1132    34525 SH       Sole                    31825              2700
Comcast Corp. Cl A             COM              20030N101      374    11418 SH       Sole                     6760              4658
Commerce Bancorp Inc. NJ       COM              200519106      856    24000 SH       Sole                    20000              4000
ConocoPhillips                 COM              20825C104     1857    28337 SH       Sole                    28337
Copano Energy, LLC             COM              217202100      575    12033 SH       Sole                    11033              1000
Crescent Real Estate Equities  COM              225756105      441    23750 SH       Sole                    23250               500
Deere & Co.                    COM              244199105      501     6000 SH       Sole                     6000
Discovery Holdings Ser A       COM              25468y107      224    15304 SH       Sole                    12668              2636
Duke Energy Corp.              COM              26441c105      472    16068 SH       Sole                    16068
Duke Realty Corp.              COM              264411505      707    20106 SH       Sole                    20106
Eastgroup Properties           COM              277276101      619    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     1434    34554 SH       Sole                    34554
Ethan Allen Interiors          COM              297602104      383    10468 SH       Sole                     1718              8750
Exxon Mobil Corporation        COM              30231G102     3974    64773 SH       Sole                    64773
FPL Group Inc.                 COM              302571104      414    10000 SH       Sole                    10000
First Nat'l Bank Nebraska      COM              335720108     4600     1000 SH       Sole                     1000
Fluor Corp.                    COM              343412102      465     5000 SH       Sole                     5000
Freddie Mac (Federal Home LN M COM              313400301      942    16525 SH       Sole                    14325              2200
General Electric               COM              369604103     4665   141548 SH       Sole                   128548             13000
HCA Inc.                       COM              404119109     1102    25550 SH       Sole                    22850              2700
HSBC Holdings PLC              COM              404280406     2050    23200 SH       Sole                    23200
Hess Corp.                     COM              42809h107      829    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      725    18000 SH       Sole                    15000              3000
Icici Bank LTD                 COM              45104G104      556    23500 SH       Sole                    23500
IndyMac Bancorp Inc.           COM              456607100      348     7600 SH       Sole                     3600              4000
International Paper            COM              460146103      388    12000 SH       Sole                    12000
Intl. Business Machines        COM              459200101      235     3058 SH       Sole                     3058
JPMorgan Chase & Co.           COM              46625H100      221     5261 SH       Sole                     3411              1850
Johnson & Johnson              COM              478160104    11105   185335 SH       Sole                   181335              4000
Kansas City Southern           COM              485170302      399    14400 SH       Sole                    14400
Keyspan Corporation            COM              49337w100      242     6000 SH       Sole                     6000
Kinder Morgan Energy Partners  COM              494550106      460    10000 SH       Sole                    10000
Leucadia Natl Corp.            COM              527288104     2754    94348 SH       Sole                    78748             15600
Level 3 Communications         COM              52729N100      158    35500 SH       Sole                    10500             25000
Liberty Capital Series A       COM              53071m302      771     9200 SH       Sole                     7883              1317
Liberty Global Inc. Cl A       COM              530555101      629    29274 SH       Sole                    23470              5804
Liberty Global Inc. Ser C      COM              530555309     1227    59640 SH       Sole                    51736              7904
Liberty Interactive Series A   COM              53071m104      757    43847 SH       Sole                    37255              6592
Magellan Midstream Holdings LP COM              55907r108      385    18450 SH       Sole                     9950              8500
Magellan Midstream Ptnrs LP    COM              559080106     2093    61600 SH       Sole                    61600
Manulife Financial Corp.       COM              56501r106      381    12000 SH       Sole                     6000              6000
Marriott Intl Inc. CL A        COM              571903202     1906    50000 SH       Sole                    50000
Merck & Co.                    COM              589331107     5341   146600 SH       Sole                   142600              4000
Microsoft Corp.                COM              594918104      891    38250 SH       Sole                     2000             36250
Molex Inc. Cl A                COM              608554200      219     7627 SH       Sole                     7627
Monsanto Co.                   COM              61166w101      379     4500 SH       Sole                     4500
Nacco Inds Inc. CL A           COM              652957910     1002     7290 SH       Sole                     6190              1100
National Australia Bank        COM              632525408      599     4600 SH       Sole                     4600
News Corp CL A                 COM              65248e104     2439   127186 SH       Sole                   110950             16236
Nokia Corp. Spon ADR           COM              654902209      254    12525 SH       Sole                     1000             11525
Oneok Partners L.P.            COM              68268N103     2058    41700 SH       Sole                    36700              5000
Pfizer Inc.                    COM              717081103      452    19250 SH       Sole                     9850              9400
Plum Creek Timber Co           COM              729251108      213     6000 SH       Sole                     6000
Procter & Gamble               COM              742718109      701    12600 SH       Sole                    10650              1950
Rayonier Inc.                  COM              754907103     1997    52687 SH       Sole                    52537               150
Royal Dutch Shell PLC          COM              780259206     1320    19700 SH       Sole                    19700
Safeco Corp.                   COM              786429100     1203    21350 SH       Sole                    18550              2800
Shaw Communications            COM              82082k200      226     8000 SH       Sole                                       8000
Shinsei Bank LTD               COM              996730933      317    50000 SH       Sole                    50000
St. Joe Company                COM              790148100     1689    36300 SH       Sole                    33750              2550
St. Paul Travelers Companies I COM              792860108      365     8192 SH       Sole                     5352              2840
Sun Times Media Group          COM              86688q100      188    23400 SH       Sole                    23400
Suncor Energy Inc.             COM              867229106      365     4500 SH       Sole                     4500
Texas Instruments Inc.         COM              882508104     1454    48000 SH       Sole                    48000
Time Warner Inc.               COM              887315109      212    12271 SH       Sole                     8271              4000
Traffix Inc.                   COM              892721101      109    20301 SH       Sole                    20301
U.S. Bancorp                   COM              902973304     2425    78545 SH       Sole                    78545
United Dominion Realty         COM              910197102      284    10150 SH       Sole                     9950               200
VistaPrint Limited             COM              000403981     8166   305393 SH       Sole                   305393
W.P. Carey & Co., LLC          COM              92930Y107     2072    81825 SH       Sole                    80825              1000
Walt Disney Co.                COM              254687106     1095    36505 SH       Sole                    31705              4800
Waste Management               COM              94106L109      524    14600 SH       Sole                    14400               200
Wells Fargo & Co.              COM              949746101     3153    47000 SH       Sole                    39500              7500
Wellsford Real Properties Inc. COM              950240101       71    10000 SH       Sole                     7500              2500
Westpac Banking Corp (ADR)     COM              961214301      345     4000 SH       Sole                     4000
White Mountains Insurance Grou COM              G9618E107      959     1970 SH       Sole                     1495               475
Williams Cos Inc.              COM              969457100      394    16850 SH       Sole                    11450              5400
Wyeth                          COM              026609107      959    21600 SH       Sole                    21600
XL Capital Ltd.                COM              G98255105      611     9962 SH       Sole                     9688               274
Zimmer Holdings Inc.           COM              98956p102      281     4960 SH       Sole                     4960
Mutual Discovery Fund          MUT              628380404      254 9094.255 SH       Sole                 9094.255
Putnam Health Sciences Trust   MUT              746778109      262 4387.213 SH       Sole                 4387.213
REPORT SUMMARY		      104 DATA RECORDS	            134557       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED